UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	June 30, 2018

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund

The fund's portfolio
6/30/18 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
MAC — Municipal Assurance Corporation
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.51% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.3%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.6%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds, (Cullman Regl. Med. Ctr.), Ser. A, 7.00%, 2/1/36	Baa3	$1,750,000	$1,781,535

Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB-	1,000,000	1,177,270

Jefferson, Cnty. Rev. Bonds, (Warrants)
5.00%, 9/15/34	AA	2,575,000	2,924,428
5.00%, 9/15/33	AA	350,000	399,210

			6,282,443
Arizona (4.0%)

AZ Game & Fish Dept. and Comm. Rev. Bonds, (AGF Administration Bldg.), 5.00%, 7/1/21	A2	385,000	386,016

AZ State Hlth. Fac. Auth. Rev. Bonds, (Scottsdale Hlth. Care), 5.00%, 12/1/28	A2	500,000	564,135

AZ State Hlth. Fac. Auth. Hlth. Care Ed. Rev. Bonds, (Kirksville College), 5.125%, 1/1/30	A-	750,000	782,528

AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	1,025,000	1,048,093

AZ State Sports & Tourism Auth. Rev. Bonds, (Multi-Purpose Stadium Fac.), Ser. A, 5.00%, 7/1/30	A1	500,000	533,110

AZ State U. Nanotechnology Research, LLC Lease Rev. Bonds, (AZ State U. Research Park Lease), Ser. A, AGC, 5.00%, 3/1/34 (Prerefunded 3/1/19)	AA	500,000	511,525

Casa Grande, Indl. Dev. Auth. Rev. Bonds, (Casa Grande Regl. Med. Ctr.), Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	2,850,000	8,519

Central AZ State Wtr. Conservation Dist. Rev. Bonds, (Wtr. Delivery Operation & Maintenance (O&M)), 5.00%, 1/1/36	AA+	640,000	730,874

El Mirage G.O. Bonds, AGM, 5.00%, 7/1/42	AA	250,000	271,240

Gilbert, Pub. Facs. Rev. Bonds
5.00%, 7/1/20	Aa1	250,000	266,213
5.00%, 7/1/18	AAA	500,000	500,000

Glendale, Excise Tax Rev. Bonds, 5.00%, 7/1/30	AA	300,000	349,563

Glendale, Indl. Dev. Auth. Rev. Bonds, (Midwestern U.), 5.125%, 5/15/40	A	4,500,000	4,733,370

Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 5.00%, 5/15/39	A/F	3,500,000	3,835,195

Lake Havasu City, Waste Wtr. Syst. Rev. Bonds, Ser. B, AGM, 5.00%, 7/1/43	AA	250,000	276,680

Maricopa Cnty., G.O. Bonds
(Unified School Dist. No. 60 Higley School Impt.), Ser. C, AGM, 4.00%, 7/1/33	AA	150,000	159,386
(Unified School Dist. No. 89 Dysart), BAM, 4.00%, 7/1/27	AA	550,000	597,801

Maricopa Cnty., Indl. Dev. Auth. Rev. Bonds, (Banner Hlth.), Ser. A, 4.00%, 1/1/41	AA-	2,500,000	2,590,000

Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), Ser. C, 5.00%, 7/1/48	AA-	600,000	675,342
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	250,000	263,983
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	350,000	364,025

Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds, (Catholic Hlth. Care West), Ser. A, 6.00%, 7/1/39	A	750,000	779,850

Maricopa Cnty., Indl. Dev. Auth. Solid Waste Disp. Mandatory Put Bonds (6/3/24), (Waste Mgt., Inc.), 3.375%, 12/1/31	A-2	250,000	254,408

Maricopa Cnty., Poll. Control Rev. Bonds
(El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	4,350,000	4,480,935
(Southern CA Edl. Co.), Ser. A, 5.00%, 6/1/35	Aa3	650,000	683,118

Northern AZ U. Rev. Bonds
5.00%, 6/1/36	A1	450,000	479,691
5.00%, 6/1/34	A1	250,000	278,180

Peoria, Dev. Auth. Inc. Rev. Bonds, 5.00%, 7/1/23	AA+	500,000	556,495

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5.00%, 7/1/40 (Prerefunded 7/1/20)	A1	500,000	532,630

Phoenix, Civic Impt. Corp. Dist. Rev. Bonds, (Civic Plaza), Ser. B, FGIC, NATL, 5.50%, 7/1/43	Aa2	1,000,000	1,370,380

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,000,000	1,053,380
(Great Hearts Academies), Ser. A, 5.00%, 7/1/36	BBB-	150,000	159,732
(Choice Academies, Inc.), 4.875%, 9/1/22	BB+	150,000	154,796
(Great Hearts Academies), 3.75%, 7/1/24	BBB-	205,000	210,992

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
5.00%, 7/1/35	BB	100,000	103,396
Ser. A, 5.00%, 7/1/35	BB	150,000	155,094

Pima Cnty., G.O. Bonds, (Unified School Dist. No. 6), MAC, 4.00%, 7/1/28	AA	200,000	213,836

Pima Cnty., Indl. Dev. Auth. Rev. Bonds, (Providence Day School, Inc.), 5.125%, 12/1/40	BBB+	500,000	516,040

Queen Creek, Excise Tax & State Shared Rev. Rev. Bonds, 5.00%, 8/1/31	AA	500,000	579,805

Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	Baa1	1,900,000	2,280,684
5.00%, 12/1/37	Baa1	500,000	608,180

Student & Academic Svcs., LLC Rev. Bonds, (Northern AZ Cap. Fac. Fin. Corp.), BAM, 5.00%, 6/1/25	AA	200,000	227,666

Sundance Cmnty., Fac. Dist. G.O. Bonds, MAC, 4.00%, 7/15/24	AA	250,000	267,118

U. Med. Ctr. Corp. Hosp. Rev. Bonds, FHL Banks Coll., FHLMC Coll., FNMA Coll., U.S. Govt. Coll., 5.00%, 7/1/20 (Escrowed to Maturity)	AAA/P	250,000	265,553

U. Med. Ctr. Corp. Hosp. Rev. Bonds, U.S. Govt. Coll.
6.50%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	500,000	524,025
6.25%, 7/1/29 (Prerefunded 7/1/19)	AAA/P	500,000	522,795

U. of AZ Board of Regents Syst. Rev. Bonds, (Green Bond), Ser. A, 5.00%, 7/1/41	Aa2	200,000	225,742

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.)
Ser. A, 5.25%, 8/1/33	A3	100,000	110,076
5.00%, 8/1/34	A3	300,000	327,228

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	265,000	268,956

Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds, (Yuma Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/32	A-	400,000	455,612

			38,093,991
California (4.2%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/42	A-/F	1,300,000	1,383,070

CA State Edl. Fac. Auth. Rev. Bonds, (Pacific U.), Ser. A, 5.00%, 11/1/30	A2	750,000	819,030

CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	1,500,000	1,593,540
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,839,519

CA State Poll. Control Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (11/1/17), (Republic Svcs., Inc.), Ser. A, 2.05%, 8/1/23	A-2	8,000,000	8,001,920

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	655,000	696,573
AGM, 5.00%, 11/15/44	AA	1,500,000	1,659,810

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 5.00%, 9/1/35	A-	585,000	643,769

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-1, 5.00%, 6/1/28	BBB	1,500,000	1,743,210

Los Angeles, Dept. of Arpt. Rev. Bonds, (Los Angeles Intl. Arpt.), 5.00%, 5/15/30	AA	1,000,000	1,115,320

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	2,250,000	3,215,520

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds, Ser. A, 5.00%, 8/1/40	Aa3	1,000,000	1,137,590

Riverside Cnty., Asset Leasing Corp. Rev. Bonds, (Riverside Cnty. Hosp.), NATL, zero %, 6/1/25	A1	4,000,000	3,264,880

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/22	A-	7,500,000	6,698,100

Sacramento, Regl. Trans. Dist. Rev. Bonds, (Farebox), 5.00%, 3/1/25	A3	630,000	671,007

San Bernardino, Cmnty. College Dist. G.O. Bonds, Ser. A
4.00%, 8/1/33	Aa2	800,000	856,576
4.00%, 8/1/32	Aa2	4,340,000	4,671,836

			40,011,270
Colorado (1.7%)

CO State Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.50%, 6/1/33	Baa2	650,000	721,169
(Valley View Hosp. Assn.), 5.00%, 5/15/45	A-	1,000,000	1,095,930
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	BBB+/F	1,000,000	1,086,230

Denver City & Cnty., Arpt. Rev. Bonds, (Sub. Syst.), Ser. A, 5.50%, 11/15/31	A2	1,925,000	2,198,735

E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/21), (Sr. Libor Index), Ser. B, 2.458%, 9/1/39	A	1,000,000	1,010,500

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A	13,000,000	7,142,850

High Plains Co. Metro. Dist. G.O. Bonds, NATL, 4.00%, 12/1/47	Baa2	1,675,000	1,686,725

Park Creek, Metro. Dist. Tax Allocation Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	250,115

Regl. Trans. Dist. Rev. Bonds, (Denver Trans. Partners), 6.00%, 1/15/41	Baa3	750,000	787,080

			15,979,334
Connecticut (0.4%)

CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (2/3/20), (Yale U.), Ser. A, 1.30%, 7/1/48	VMIG1	2,500,000	2,479,800

CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,500,000	1,623,090

			4,102,890
Delaware (1.1%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.40%, 2/1/31	Baa1	1,700,000	1,804,873
(Indian River Pwr.), 5.375%, 10/1/45	Baa3	2,000,000	2,073,780

DE State Hlth. Fac. Auth. Rev. Bonds, (Bayhealth Med. Ctr.), Ser. A, 4.00%, 7/1/40	AA-	1,750,000	1,785,823

DE State Hlth. Fac. Auth. VRDN, (Christiana Care), Ser. A, 1.58%, 10/1/38	VMIG1	5,195,000	5,195,000

			10,859,476
District of Columbia (2.7%)

DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41	BBB	2,955,000	3,163,239
(Kipp DC), Ser. A, 5.00%, 7/1/37	BBB+	3,750,000	4,175,438

DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5.00%, 2/1/25	A2	1,035,000	1,037,070

DC U. Rev. Bonds, (Gallaudet U.)
5.50%, 4/1/41	A+	2,000,000	2,158,660
5.50%, 4/1/34	A+	1,000,000	1,082,650

DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, Ser. B
5.00%, 10/1/37	AA+	3,135,000	3,568,853
5.00%, 10/1/35	AA+	5,000,000	5,705,950

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Metrorail), Ser. A, zero %, 10/1/37	Baa1	11,000,000	4,680,390

			25,572,250
Florida (3.8%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds, (Health First, Inc.), U.S. Govt. Coll., 7.00%, 4/1/39 (Prerefunded 4/1/19)	A2	4,000,000	4,160,600

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A-	890,000	910,630

FL State Muni. Pwr. Agcy. Rev. Bonds, (All Requirements Pwr. Supply), Ser. A, 5.00%, 10/1/31	A2	495,000	498,950

Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,461,883

Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.)
5.00%, 11/15/45	A2	1,735,000	1,902,011
5.00%, 11/15/40	A2	2,175,000	2,390,912

Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	Baa2	1,060,000	1,078,667

Miami-Dade Cnty., Rev. Bonds, (Tran. Syst. Sales Surtax), 5.00%, 7/1/42	AA	3,000,000	3,256,050

Miami-Dade Cnty., Aviation Rev. Bonds
Ser. B, 5.00%, 10/1/41	A2	5,000,000	5,303,650
Ser. A, 5.00%, 10/1/38	A	1,750,000	1,922,480
5.00%, 10/1/28	A2	500,000	566,270

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,800,000	1,952,784

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	5,000,000	5,593,550

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	480,000	526,478

Sunrise, Util. Syst. Rev. Bonds, AMBAC, 5.20%, 10/1/22	AA-	3,405,000	3,436,871

			35,961,786
Georgia (2.7%)

Atlanta, Tax Alloc. Bonds, (Atlantic Station)
5.00%, 12/1/24	A3	800,000	910,664
5.00%, 12/1/22	A3	1,375,000	1,521,328
5.00%, 12/1/18	A3	1,250,000	1,267,013

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, 5.00%, 11/1/43	Aa2	2,750,000	3,092,595

Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (8/22/19), (GA Pwr. Co. (Plant Vogtle)), 1.85%, 12/1/49	A3	2,000,000	1,997,080

Forsyth Cnty., Hosp. Auth. Rev. Bonds, (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6.25%, 10/1/18 (Escrowed to maturity)	AA+	130,000	131,535

Fulton Cnty., Dev. Auth. Rev. Bonds, (GA Tech Athletic Assn.), Ser. A, 5.00%, 10/1/42	A2	2,250,000	2,450,475

Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	2,085,000	2,186,414
5.00%, 3/1/37	BBB-/F	450,000	476,559

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds
(Northeast GA Hlth. Care), Ser. S, 5.50%, 8/15/54	AA-	1,825,000	2,102,820
(Northeast GA Hlth. Syst., Inc.), Ser. A, 5.00%, 2/15/37	A	1,000,000	1,117,020
(Northeast GA Hlth. Syst., Inc.), Ser. A, 5.00%, 2/15/36	A	4,000,000	4,471,240

Main St. Natural Gas, Inc. Rev. Bonds, (GA Gas), Ser. A, 5.50%, 9/15/21	A-	370,000	406,793

Muni. Election Auth. of GA Rev. Bonds, (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A+	3,500,000	3,894,240

			26,025,776
Guam (0.3%)

Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 6.00%, 11/1/26	A-	250,000	271,095

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds, (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	BBB+	1,000,000	1,056,940

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	300,000	322,809

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
U.S. Govt. Coll., 5.50%, 10/1/40 (Prerefunded 10/1/20)	Baa2	100,000	108,031
5.00%, 10/1/34	Baa2	200,000	209,794
AGM, 5.00%, 10/1/30	AA	500,000	534,815

			2,503,484
Idaho (0.8%)

ID State Hsg. & Fin. Assn. Rev. Bonds, (Garvee), 4.00%, 7/15/30	A2	7,000,000	7,288,330

			7,288,330
Illinois (6.4%)

Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	2,880,000	3,249,360
Ser. B-2, 5.50%, 1/1/37	BBB+	6,000,000	6,393,720
Ser. A, 5.25%, 1/1/33	BBB+	1,200,000	1,263,660

Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	B	3,500,000	3,556,910
(School Reform), Ser. B-1, NATL, zero %, 12/1/21	Baa2	1,000,000	884,220
(School Reform), Ser. A, NATL, zero %, 12/1/18	Baa2	3,125,000	3,093,469

Chicago, Motor Fuel Tax Rev. Bonds, AGM
5.00%, 1/1/33	AA	1,000,000	1,067,690
5.00%, 1/1/30	AA	200,000	215,498

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5.75%, 1/1/39	A	265,000	287,443
Ser. F, 5.00%, 1/1/40	A2	3,700,000	3,841,488
Ser. G, 5.00%, 1/1/37	A	600,000	660,084

Chicago, Waste Wtr. Transmission Rev. Bonds
5.00%, 1/1/44	A	3,000,000	3,189,240
(2nd Lien), 5.00%, 1/1/39	A	2,720,000	2,908,306

Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/29	A	1,750,000	1,958,250
AGM, 5.00%, 11/1/25	AA	1,420,000	1,436,813
AGM, U.S. Govt. Coll., 5.00%, 11/1/25 (Prerefunded 11/1/18)	AA	275,000	278,209

IL Fin. Auth. Rev. Bonds, (Rush U. Med. Ctr.)
Ser. B, U.S. Govt. Coll., 7.25%, 11/1/38 (Prerefunded 11/1/18)	Aaa	2,520,000	2,567,880
Ser. C, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,075,000	1,119,484

IL State G.O. Bonds
5.00%, 11/1/41	Baa3	1,250,000	1,299,975
5.00%, 1/1/41	Baa3	700,000	725,662
5.00%, 11/1/34	Baa3	1,000,000	1,045,660
Ser. A, 5.00%, 12/1/31	Baa3	2,870,000	3,028,596
Ser. C, 5.00%, 11/1/29	Baa3	2,000,000	2,119,140
Ser. A, 5.00%, 12/1/28	Baa3	2,000,000	2,128,060
5.00%, 2/1/28	Baa3	2,350,000	2,496,335
5.00%, 8/1/21	Baa3	2,250,000	2,355,638

IL State Fin. Auth. Rev. Bonds, (Riverside Hlth. Syst. Oblig. Group), 4.00%, 11/15/31	A+	500,000	506,735

IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/47	Baa3	500,000	541,430

Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. A, 5.00%, 6/15/57	BB+	2,500,000	2,632,675

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, (Green Bond), Ser. E, 5.00%, 12/1/29	AA+	1,580,000	1,820,934

Railsplitter Tobacco Settlement Auth. Rev. Bonds, 5.00%, 6/1/24	A	2,500,000	2,825,275

			61,497,839
Indiana (1.5%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5.25%, 10/15/21	A3	6,150,000	6,742,860

IN State Fin. Auth. Econ. Dev. Mandatory Put Bonds (3/1/16), (Republic Svcs., Inc.), 1.75%, 12/1/37	A-2	7,000,000	7,001,400

IN State Fin. Auth. Edl. Fac. Rev. Bonds, (Butler U.), Ser. B, 5.00%, 2/1/27	A-	935,000	1,013,175

			14,757,435
Iowa (0.1%)

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5.375%, 6/1/38	B+	750,000	751,778

			751,778
Kansas (0.3%)

KS State Dev. Fin. Auth. Rev. Bonds, (Lifespace Cmnty's. Inc.), Ser. S, 5.00%, 5/15/30	A/F	2,900,000	3,010,867

			3,010,867
Kentucky (2.0%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,400,000	1,551,326

KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Louisville Arena Auth., Inc.), Ser. A, AGM, 5.00%, 12/1/45	AA	2,750,000	3,047,990

KY State Property & Bldg. Comm. Rev. Bonds
(No. 119), 5.00%, 5/1/37	A1	2,500,000	2,798,425
(Project No. 117), Ser. B, 5.00%, 5/1/29	A1	850,000	962,625
(Project No. 117), Ser. B, 5.00%, 5/1/28	A1	565,000	642,648

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare, Inc.), Ser. A
5.00%, 10/1/30	A-	1,135,000	1,294,320
4.00%, 10/1/34	A-	6,000,000	6,100,980

Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/31	A+	415,000	454,504
5.00%, 7/1/30	A+	1,000,000	1,096,900

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds, (American Wtr. Co.), Ser. A, 6.25%, 6/1/39	A	1,000,000	1,040,010

			18,989,728
Louisiana (0.3%)

LA State Pub. Fac. Auth. Rev. Bonds, (Ochsner Clinic Foundation), 5.00%, 5/15/47	A3	1,075,000	1,169,890

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 5/15/23	A	1,200,000	1,337,796

			2,507,686
Maryland (0.6%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds, (Potomac Electric Power Co.), 6.20%, 9/1/22	A2	1,100,000	1,132,450

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Meritus Med. Ctr.), 5.00%, 7/1/40	BBB	1,250,000	1,341,375
(Peninsula Regl. Med. Ctr.), 5.00%, 7/1/39	A	2,750,000	2,996,125

			5,469,950
Massachusetts (3.4%)

MA State G.O. Bonds, Ser. G, 4.00%, 9/1/42	Aa1	2,245,000	2,325,618

MA State Dept. Trans. Rev. Bonds, (Metro Hwy. Syst.), Ser. B, 5.00%, 1/1/37	A+	6,750,000	7,028,370

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	920,000	994,216
(Suffolk U.), Ser. A, 5.75%, 7/1/39	Baa2	1,340,000	1,380,642
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	110,000	114,586
(Wheelock College), Ser. C, 5.25%, 10/1/29	AAA/P	3,300,000	3,300,000
(Suffolk U.), 5.125%, 7/1/40	Baa2	2,000,000	2,081,680
(Franklin W. Olin College of Engineering), Ser. E, 5.00%, 11/1/43	A+	2,000,000	2,202,760
(Suffolk U.), 5.00%, 7/1/36	Baa2	750,000	831,893
(Suffolk U.), 5.00%, 7/1/35	Baa2	250,000	278,315
(Suffolk U.), 5.00%, 7/1/34	Baa2	700,000	781,564

MA State Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.70%, 1/1/31	AA	2,415,000	2,506,359

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Northeastern U.), Ser. A, 5.00%, 10/1/35	A1	2,600,000	2,757,300

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.10%, 12/1/30	Aa2	1,130,000	1,140,780

MA State School Bldg. Auth. Sales Tax Rev. Bonds, Ser. C, 5.00%, 8/15/37	AA+	4,420,000	5,028,104

			32,752,187
Michigan (7.9%)

Belding Area School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/40	AA-	300,000	336,234

Berkley, School Dist. G.O. Bonds, (School Bldg. & Site), Q-SBLF, 5.00%, 5/1/31	AA-	250,000	282,298

Caledonia Cmnty., Schools G.O. Bonds, Q-SBLF
5.00%, 5/1/39	AA-	1,000,000	1,109,550
5.00%, 5/1/29	AA-	415,000	469,245

Chippewa, Valley School G.O. Bonds, Ser. A, Q-SBLF
5.00%, 5/1/35	Aa1	775,000	872,991
5.00%, 5/1/34	Aa1	250,000	282,488

Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	77,500	73,944

Detroit, City School Dist. G.O. Bonds
Ser. C, FGIC, Q-SBLF, 5.25%, 5/1/25	Aa1	410,000	455,830
(School Bldg. & Site), Ser. A, Q-SBLF, 5.00%, 5/1/31	Aa1	1,000,000	1,088,780

Detroit, Downtown Dev. Auth. Tax Increment Tax Alloc. Bonds, (Dev. Area No. 1), Ser. A, NATL, 4.75%, 7/1/25	A	1,170,000	1,185,467

Detroit, Wtr. & Swr. Dept. Disp. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/32	A3	2,000,000	2,145,620

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6.25%, 7/1/36	AA	5,000	5,212

Flint, Hosp. Bldg. Auth. Rev. Bonds, (Hurley Med. Ctr.)
7.50%, 7/1/39	Ba1	150,000	161,312
7.375%, 7/1/35	Ba1	1,250,000	1,344,775

Genesee Cnty., Wtr. Supply Syst. G.O. Bonds
BAM, 5.375%, 11/1/38	AA	500,000	559,420
BAM, 5.25%, 2/1/40	AA	200,000	221,266
(Wtr. Supply Syst.), Ser. B, BAM, 5.00%, 2/1/33	AA	250,000	281,495

Grand Rapids, Wtr. Supply Syst. Rev. Bonds, 5.00%, 1/1/41	Aa2	400,000	450,192

Grand Valley, State U. Rev. Bonds
(MI State U.), Ser. A, U.S. Govt. Coll., 5.00%, 12/1/32	A1	250,000	282,530
Ser. B, 5.00%, 12/1/29	A+	410,000	464,391
Ser. B, 5.00%, 12/1/28	A+	250,000	284,110

Great Lakes, Wtr. Auth. Swr. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	7,780,000	8,610,515

Holland, School Dist. G.O. Bonds, AGM, 5.00%, 5/1/29	AA	1,000,000	1,131,860

Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds, (Bronson Healthcare Group), 4.00%, 5/15/31	A2	500,000	517,045

Karegnondi, Wtr. Auth. Rev. Bonds
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A2	250,000	279,323
(Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/30	A2	3,000,000	3,356,580
5.00%, 11/1/36	A	1,285,000	1,425,335
5.00%, 11/1/34	A	1,600,000	1,780,096
5.00%, 11/1/31	A	1,100,000	1,235,883
5.00%, 11/1/30	A	220,000	247,738

Kentwood, Economic Dev. Rev. Bonds
(Holland Home), 5.625%, 11/15/32	BBB-/F	350,000	379,299
(Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	2,250,000	2,431,823

Kentwood, Pub. School G.O. Bonds, (School Bldg. & Site), 5.00%, 5/1/41	AA-	250,000	279,280

Lansing, School Dist. G.O. Bonds, (School Bldg. & Site), Ser. I, Q-SBLF
5.00%, 5/1/41	AA-	225,000	252,011
5.00%, 5/1/27	AA-	500,000	579,490

Lincoln, Cons. School Dist. G.O. Bonds, Ser. A, AGM, Q-SBLF, 5.00%, 5/1/40	AA	200,000	224,156

Livonia, Pub. School Dist. Bldg. & Site G.O. Bonds, Ser. I, AGM, 5.00%, 5/1/36	AA	500,000	555,775

Livonia, Pub. School Dist. G.O. Bonds, AGM, 5.00%, 5/1/45	AA	200,000	222,402

Marquette, Board of Light & Pwr. Elec. Util. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/24	A	400,000	453,920
5.00%, 7/1/18	A	310,000	310,000

MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5.00%, 1/1/27	A2	700,000	747,796

MI State Bldg. Auth. Rev. Bonds, (Fac. Program), Ser. I
6.00%, 10/15/38 (Prerefunded 10/15/18)	AAA/P	725,000	734,519
U.S. Govt. Coll., 6.00%, 10/15/38 (Prerefunded 10/15/18)	AAA/P	1,000,000	1,013,130

MI State Fin. Auth. Rev. Bonds
(Beaumont Hlth. Credit Group), Ser. A, 5.00%, 11/1/44	A1	2,750,000	3,027,530
(Sparrow Hlth. Oblig. Group), 5.00%, 11/15/42	A1	1,590,000	1,726,645
Ser. H-1, 5.00%, 10/1/39	AA-	5,250,000	5,853,120
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	Baa1	400,000	438,240
(Local Govt. Loan Program Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/34	A-	500,000	539,680
(Holland Cmnty. Hosp.), Ser. A, 5.00%, 1/1/34	A+	750,000	827,235
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A3	270,000	297,246
Ser. H-1, 5.00%, 10/1/30	AA-	500,000	558,045
(MidMichigan Hlth.), 5.00%, 6/1/30	A1	500,000	560,690
(Detroit), Ser. C-3, 5.00%, 4/1/26	Aa2	1,000,000	1,132,080
(Detroit), Ser. C-3, 5.00%, 4/1/24	Aa2	500,000	557,130
Ser. 25-A, 5.00%, 11/1/22	Aa3	125,000	136,879
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	A	850,000	897,269

MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (College for Creative Studies), 5.00%, 12/1/45	BBB+	250,000	261,180

MI State Hsg. Dev. Auth. Rev. Bonds
(Rental Hsg.), Ser. A, 4.625%, 10/1/39	AA	225,000	233,174
(Rental Hsg.), Ser. A, 4.45%, 10/1/34	AA	100,000	104,026
3.95%, 12/1/40	AA+	475,000	484,025
(Rental Hsg.), Ser. D, 3.95%, 10/1/37	AA	1,050,000	1,065,299

MI State Strategic Fund Ltd. Rev. Bonds
(United Methodist Retirement Cmntys., Inc.), 5.75%, 11/15/33	BBB+/F	500,000	502,575
(Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,500,000	1,702,215

MI State Strategic Fund Ltd. Oblig. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7.00%, 5/1/21	Aa3	1,500,000	1,694,520
(Evangelical Homes of MI), 5.25%, 6/1/32	BB+/F	400,000	415,572
(Cadillac Place Office Bldg.), 5.25%, 10/15/26	Aa2	750,000	827,318

MI State U. Rev. Bonds, Ser. C, 5.00%, 8/15/18	AA+	1,000,000	1,004,290

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5.00%, 12/1/26	AA	1,000,000	1,000,300

Oakland U. Rev. Bonds
5.00%, 3/1/39	A1	2,000,000	2,207,860
5.00%, 3/1/37	A1	500,000	541,085
Ser. A, 5.00%, 3/1/33	A1	500,000	550,265
5.00%, 3/1/32	A1	130,000	144,440

Rochester, Cmnty. School Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/36	AA-	250,000	279,645

Roseville, School Dist. G.O. Bonds, Q-SBLF, 5.00%, 5/1/31	AA-	250,000	282,133

Saginaw Valley State U. Rev. Bonds, Ser. A
5.00%, 7/1/35	A1	300,000	336,252
5.00%, 7/1/32	A1	200,000	226,270

Saginaw, Hosp. Fin. Auth. Rev. Bonds, (Convenant Med. Ctr.), Ser. H, 5.00%, 7/1/30	A+	1,000,000	1,053,540

South Haven, Pub. School Bldg. & Site G.O. Bonds, Ser. A, BAM, 5.00%, 5/1/29	AA	575,000	651,820

Sturgis Pub. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/27	AA-	325,000	372,187

Thornapple Kellogg, School Dist. G.O. Bonds, Q-SBLF, 5.00%, 5/1/32	Aa1	250,000	279,948

Troy, City School Dist. Bldg. & Site G.O. Bonds, Q-SBLF, 5.00%, 5/1/28	AA	500,000	568,120

Warren, Cons. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/35	AA-	350,000	389,459

Wayne Cnty., Arpt. Auth. Rev. Bonds, (Detroit Metro. Arpt.), Ser. C, 5.00%, 12/1/22	A2	1,000,000	1,067,090

Wayne St. U. Rev. Bonds, AGM, 5.00%, 11/15/25 (Prerefunded 11/15/18)	Aa3	415,000	420,499

West Ottawa, Pub. School Bldg. & Site Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/35	Aa2	150,000	166,943

Western MI U. Rev. Bonds, 5.25%, 11/15/30	Aa3	200,000	227,026

Wyandotte, Elec. Rev. Bonds, Ser. A, BAM, 5.00%, 10/1/44	AA	300,000	323,580

Ypsilanti, School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/32	AA-	250,000	279,645

			75,339,216
Minnesota (0.4%)

MN State Higher Ed. Fac. Auth. Rev. Bonds, (Carleton College)
4.00%, 3/1/36	Aa2	400,000	420,932
4.00%, 3/1/35	Aa2	1,000,000	1,054,640

Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. A, 1.43%, 11/15/38	A-1+	500,000	500,000

St. Paul, Port Auth. Solid Waste Disp. 144A Rev. Bonds, (Gerdau St. Paul Steel Mill), Ser. 7, 4.50%, 10/1/37	BBB-	1,500,000	1,425,690

			3,401,262
Mississippi (1.5%)

MS Bus. Fin. Corp. Rev. Bonds, (Syst. Energy Resources, Inc.), 5.875%, 4/1/22	BBB+	1,865,000	1,868,842

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN, (Chevron USA, Inc.), Ser. E
1.65%, 12/1/30	VMIG1	6,750,000	6,750,000
1.65%, 12/1/30	VMIG1	5,600,000	5,600,000

			14,218,842
Missouri (1.5%)

KS City, Sanitation Swr. Syst. Rev. Bonds, Ser. B
5.00%, 1/1/34(WIS)	Aa2	350,000	397,943
5.00%, 1/1/33(WIS)	Aa2	650,000	744,055
5.00%, 1/1/31(WIS)	Aa2	525,000	608,260
5.00%, 1/1/29(WIS)	Aa2	525,000	613,793
5.00%, 1/1/28(WIS)	Aa2	275,000	323,708

MO State Dev. Fin. Board Infrastructure Fac. Rev. Bonds, (Independence, Elec. Syst. Dogwood), Ser. A, 5.00%, 6/1/37	A	2,000,000	2,170,380

MO State Hlth. & Edl. Fac. Auth. VRDN, (WA U. (The))
Ser. C, 1.44%, 9/1/30	VMIG1	5,300,000	5,300,000
Ser. D, 1.44%, 9/1/30	VMIG1	3,900,000	3,900,000

			14,058,139
Nevada (0.2%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	Aa3	1,300,000	1,457,573

Clark Cnty., Impt. Dist. Special Assmt. Bonds, (Mountains Edge Local No. 142), 5.00%, 8/1/20	BBB	735,000	769,530

			2,227,103
New Hampshire (0.8%)

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	669,850
(Catholic Med. Ctr.), 5.00%, 7/1/44	A-	1,500,000	1,649,235
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	4,500,000	4,938,975

			7,258,060
New Jersey (5.2%)

Bayonne, G.O. Bonds, (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	1,300,000	1,439,737

NJ State Econ. Dev. Auth. Rev. Bonds
(MSU Student Hsg.), 5.875%, 6/1/42 (Prerefunded 6/1/20)	Aaa	3,840,000	4,143,168
(School Fac. Construction), Ser. AA, 5.25%, 12/15/33	Baa1	3,660,000	3,754,208
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,250,000	1,397,513
Ser. B, 5.00%, 11/1/26	Baa1	5,400,000	5,959,980

NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	3,000,000	3,261,180

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds, (NJ American Wtr. Co.)
Ser. B, 5.60%, 11/1/34	A1	2,000,000	2,109,660
Ser. D, 4.875%, 11/1/29	A1	1,100,000	1,151,051

NJ State Higher Ed. Assistance Auth. Rev. Bonds, (Student Loan), Ser. A, 5.625%, 6/1/30	AA	2,250,000	2,318,873

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, (Hackensack Meridian Hlth.), Ser. A, 5.00%, 7/1/35	AA-	2,500,000	2,874,600

NJ State Trans. Trust Fund Auth. Rev. Bonds, (Trans. Syst.)
Ser. A, 6.00%, 6/15/35	Baa1	3,000,000	3,269,940
Ser. C, AMBAC, zero %, 12/15/24	Baa1	8,760,000	6,884,659

South Jersey, Port Corp. Rev. Bonds, (Marine Term.), Ser. B, 5.00%, 1/1/36	Baa1	1,000,000	1,096,570

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A
5.00%, 6/1/35	A-	2,000,000	2,269,080
5.00%, 6/1/33	A-	2,000,000	2,289,020

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds, (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	4,750,000	5,208,708

			49,427,947
New Mexico (0.7%)

Farmington, Poll. Control Rev. Bonds, (AZ Pub. Svc. Co.), Ser. B, 4.70%, 9/1/24	A2	4,500,000	4,768,155

Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/32	BBB-	2,155,000	2,245,510

			7,013,665
New York (9.6%)

Hudson Yards Infrastructure Corp. Rev. Bonds, Ser. A
5.75%, 2/15/47	Aa3	1,140,000	1,238,074
FHLMC Coll., U.S. Govt. Coll., 5.75%, 2/15/47 (Prerefunded 2/15/21)	Aa3	55,000	60,617

Metro. Trans. Auth. Rev. Bonds
Ser. D-1, 5.00%, 11/15/39	A1	3,360,000	3,740,520
(Green Bonds), Ser. C-1, 4.00%, 11/15/35	A1	1,500,000	1,565,895
(Green Bonds), Ser. C-1, 4.00%, 11/15/32	A1	5,500,000	5,845,620

Metro. Trans. Auth. Dedicated Tax FRN Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.96%, 11/1/26	AA	5,125,000	5,162,259

Metro. Trans. Auth. Dedicated Tax Rev. Bonds, Ser. A, 5.50%, 11/15/39 (Prerefunded 11/15/18)	AAA/P	175,000	177,683

Monroe Cnty., Indl. Dev. Corp. Rev. Bonds, (U. of Rochester)
Ser. C, 4.00%, 7/1/36	Aa3	750,000	791,768
Ser. D, 4.00%, 7/1/36	Aa3	500,000	527,845
Ser. C, 4.00%, 7/1/35	Aa3	1,500,000	1,589,535
Ser. D, 4.00%, 7/1/34	Aa3	650,000	690,885

MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46	A2	5,480,000	5,672,512

NY City, G.O. Bonds, Ser. C, 5.00%, 8/1/32	Aa2	2,200,000	2,525,116

NY City, Indl. Dev. Agcy. Rev. Bonds, (Queens Baseball Stadium - Pilot), AMBAC, 5.00%, 1/1/23	BBB	300,000	300,777

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds, (2nd Gen. Resolution), 5.00%, 6/15/46	Aa1	2,000,000	2,247,880

NY City, Transitional Fin. Auth. Rev. Bonds
(Future Tax), Ser. E-1, 5.00%, 2/1/38	AAA	3,710,000	4,204,135
Ser. C-3, 4.00%, 5/1/42	AAA	8,000,000	8,343,440

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds, Ser. S-1, 5.00%, 7/15/40	Aa2	5,000,000	5,589,250

NY State Dorm. Auth. Rev. Bonds, (Construction City U. Syst.), Ser. A, 6.00%, 7/1/20	Aa2	10,900,000	11,568,061

NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. E, 5.00%, 2/15/44	AAA	3,500,000	3,906,035

NY State Dorm. Auth. Sales Tax Rev. Bonds
(Bid Group No. 2), Ser. A, 5.00%, 3/15/36	AAA	10,000,000	11,690,400
Ser. 2015B-B, 5.00%, 3/15/35	AAA	1,000,000	1,139,720
Ser. A, 5.00%, 3/15/34	AAA	3,315,000	3,824,913

NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A
5.00%, 7/1/46	Baa3	1,000,000	1,079,920
5.00%, 7/1/41	Baa3	1,000,000	1,082,730

Port Auth. of NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6.75%, 10/1/19	BBB-/P	700,000	729,995
Ser. 207th, 5.00%, 9/15/30	Aa3	3,800,000	4,431,864
Ser. 172nd, 4.50%, 4/1/37	Aa3	1,940,000	2,012,265

			91,739,714
North Carolina (0.2%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6.75%, 1/1/24 (Prerefunded 1/1/19)	AAA/F	1,250,000	1,282,463

NC State Med. Care Comm. Retirement Fac. Rev. Bonds, (United Methodist Retirement Homes), Ser. A, 5.00%, 10/1/37	BBB/F	250,000	274,828

			1,557,291
Ohio (4.7%)

American Muni. Pwr., Inc. Mandatory Put Bonds (8/15/19), (Prairie State Energy Campus), Ser. B, 5.00%, 2/15/34	A1	4,980,000	5,076,861

American Muni. Pwr., Inc. Rev. Bonds, (Meldahl Hydroelectric (Green Bond)), Ser. A, 5.00%, 2/15/29	A	1,200,000	1,365,804

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, 5.75%, 6/1/34	B-	4,000,000	4,005,000

Cleveland, Income Tax Rev. Bonds, (Bridges & Roadways Impt.), Ser. B-2, 5.00%, 10/1/31	AA+	1,230,000	1,424,082

Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A
6.125%, 7/1/40	BBB/F	1,000,000	1,092,000
6.00%, 7/1/35	BBB/F	1,875,000	2,044,669

Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmntys.), 5.00%, 1/1/32	BBB-/F	1,000,000	1,064,020

Huber Heights City School Dist. G.O. Bonds, (School Impt.), 5.00%, 12/1/31	Aa2	1,100,000	1,260,919

Lancaster, Port Auth. FRN Mandatory Put Bonds (8/1/19), (Gas), 2.048%, 5/1/38	A1	10,000,000	10,013,000

Middleburg Heights, Hosp. Rev. Bonds, (Southwest Gen. Hlth. Ctr.), 5.00%, 8/1/47	A2	1,500,000	1,631,130

OH State G.O. Bonds, (Infrastructure Impt.), Ser. A, 4.00%, 2/1/33	Aa1	5,500,000	5,756,905

OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A
4.00%, 1/1/43	Aa2	1,450,000	1,492,761
4.00%, 1/1/34	Aa2	1,250,000	1,323,963

OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,750,000	1,928,658

Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/34	A2	645,000	712,802
5.00%, 2/15/33	A2	355,000	394,583

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	1,350,000	1,459,350
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	145,000	155,746

Youngstown State U. Rev. Bonds, 5.00%, 12/15/25	A+	2,000,000	2,160,880

			44,363,133
Oregon (1.4%)

Gilliam Cnty., Solid Waste Disp. 144A Mandatory Put Bonds (5/1/19), (Waste Mgt., Inc.), Ser. A, 2.25%, 8/1/25	A-2	10,000,000	9,999,900

OR State G.O. Bonds, Ser. F, 5.00%, 5/1/39	Aa1	2,635,000	2,980,659

			12,980,559
Pennsylvania (4.5%)

Allegheny Cnty., G.O. Bonds, Ser. C-77
4.00%, 11/1/35(FWC)	Aa3	1,225,000	1,281,718
4.00%, 11/1/33(FWC)	Aa3	300,000	316,815

Centre Ctny., Hosp. Auth. Rev. Bonds, (Mount Nittany Med. Ctr.), Ser. A, 5.00%, 11/15/41	A	500,000	552,410

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.25%, 1/1/19	BBB+/F	1,465,000	1,488,894
(Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	120,000	132,524
(Diakon Lutheran Social Ministries), 5.00%, 1/1/31	BBB+/F	100,000	110,716

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds, (Pinnacle Hlth. Syst.), Ser. A
5.00%, 6/1/36	A1	510,000	572,939
5.00%, 6/1/34	A1	640,000	721,843

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/29	Baa3	500,000	539,960

Geisinger, Auth. Rev. Bonds, (Geisinger Hlth. Syst.), Ser. A-2, 5.00%, 2/15/39	Aa2	1,000,000	1,127,360

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds, (Aqua PA, Inc.), Ser. A, 5.25%, 7/1/42	AA-	3,250,000	3,257,638

PA State COP, Ser. A
5.00%, 7/1/36	A2	2,000,000	2,231,900
5.00%, 7/1/34	A2	910,000	1,021,002

PA State Higher Edl. Fac. Auth. Rev. Bonds, (U. of Sciences Philadelphia), 5.00%, 11/1/42	A3	1,500,000	1,624,020

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 15-117A, 3.95%, 10/1/30	AA+	315,000	320,043

PA State Pub. School Bldg. Auth. Rev. Bonds, (School Dist. Philadelphia)
5.00%, 4/1/24	A2	1,000,000	1,082,090
5.00%, 4/1/23	A2	1,000,000	1,084,690

PA State Tpk. Comm. Rev. Bonds
Ser. A, 5.00%, 12/1/44	A1	5,245,000	5,784,973
Ser. B-1, 5.00%, 6/1/42	A3	1,725,000	1,907,643
Ser. A, 5.00%, 12/1/38	A1	2,250,000	2,492,640
Ser. 2nd, 5.00%, 12/1/37	A3	2,000,000	2,228,540

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. B, 5.00%, 12/1/27	A2	1,250,000	1,436,600

PA State U. Rev. Bonds, Ser. B
5.00%, 9/1/35	Aa1	1,000,000	1,141,820
5.00%, 9/1/34	Aa1	1,000,000	1,144,610

Philadelphia, Gas Wks. Rev. Bonds
5.00%, 8/1/32	A	1,000,000	1,124,630
5.00%, 8/1/31	A	1,000,000	1,126,660

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5.00%, 2/1/35	AA	3,000,000	3,159,000

Pittsburgh, G.O. Bonds
5.00%, 9/1/36	A1	500,000	572,235
Ser. B, 5.00%, 9/1/25	A1	2,500,000	2,779,975
4.00%, 9/1/33	A1	500,000	529,490

			42,895,378
Rhode Island (0.5%)

RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/33	BBB+	1,000,000	1,101,610

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,250,000	3,355,203

			4,456,813
South Carolina (1.7%)

Lexington Cnty., Hlth. Svcs. Dist. Rev. Bonds, (LexMed Oblig. Group)
4.00%, 11/1/32	A1	750,000	789,983
4.00%, 11/1/31	A1	750,000	791,213

Myrtle Beach, Tax Allocation Bonds, (Myrtle Beach Air Force Base Redev.)
5.00%, 10/1/29	A2	1,000,000	1,128,710
5.00%, 10/1/28	A2	425,000	482,337

SC State Pub. Svcs. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5.75%, 12/1/43	A1	6,000,000	6,644,460
Ser. A, 5.50%, 12/1/54	A1	2,000,000	2,177,320
Ser. E, 5.25%, 12/1/55	A1	1,970,000	2,143,636
Ser. E, 5.00%, 12/1/48	A1	1,385,000	1,466,244
Ser. A, 5.00%, 12/1/25	A1	750,000	838,515

			16,462,418
Tennessee (0.4%)

TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A, 5.25%, 9/1/20	A3	4,000,000	4,267,360

			4,267,360
Texas (12.1%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, PSFG
5.00%, 12/1/33	AAA	1,575,000	1,811,691
4.00%, 12/1/31	AAA	365,000	386,024

Bexar Cnty., G.O. Bonds, 4.00%, 6/15/34	Aaa	2,000,000	2,114,380

Brazos River Harbor Naval Dist. Env. Rev. Bonds, (Dow Chemical Co.), Ser. A-4, 5.95%, 5/15/33	BBB	1,100,000	1,123,562

Central TX Regl. Mobility Auth. Rev. Bonds, (Sr. Lien), Ser. A, 5.00%, 1/1/33	BBB+	650,000	705,419

Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools)
Ser. B, 5.00%, 8/15/27	BBB+	375,000	425,483
PSFG, 4.00%, 8/15/31	AAA	2,000,000	2,128,860

Clifton, Higher Ed. Fin. Corp. Ed. Rev. Bonds, (IDEA Pub. Schools), PSFG, 5.00%, 8/15/33	AAA	1,000,000	1,127,960

Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5.00%, 12/1/46	AA+	5,530,000	6,236,402

Dallas, Area Rapid Transit Sales Tax Rev. Bonds, Ser. A, 5.00%, 12/1/41	AA+	2,215,000	2,505,785

Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 11/1/43	A1	1,735,000	1,835,266

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5.25%, 11/1/30	A+	5,000,000	5,562,950

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/28	Baa3	1,300,000	1,392,092

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN, (The Methodist Hosp.), Ser. C-1, 1.58%, 12/1/24	A-1+	7,000,000	7,000,000

Houston, G.O. Bonds, ( Indpt. School Dist.), Ser. A, PSFG, 4.00%, 2/15/34	Aaa	10,000,000	10,557,500

Houston, Arpt. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/25	A+	3,500,000	3,763,515

Houston, Higher Ed. Fin. Co. Rev. Bonds, (Cosmos Foundation), Ser. A, 5.00%, 2/15/32	BBB	1,250,000	1,314,438

Houston, Util. Syst. Rev. Bonds, Ser. D, 5.00%, 11/15/39	Aa2	2,285,000	2,577,640

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds, (Kipp, Inc.), Ser. A, 6.375%, 8/15/44 (Prerefunded 8/15/19)	BBB	1,700,000	1,788,281

Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds
5.00%, 5/15/40	A	750,000	824,835
5.00%, 5/15/33	A	150,000	170,204

Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	2,250,000	2,399,670

Montgomery Cnty., Toll Road Auth. Rev. Bonds
5.00%, 9/15/34	BBB-	1,145,000	1,253,420
5.00%, 9/15/33	BBB-	710,000	780,070

New Hope Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Children's Hlth. Syst. of TX), Ser. A, 4.00%, 8/15/34	Aa2	1,000,000	1,039,500

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	750,000	802,283

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. I, 6.50%, 1/1/43	A1	9,700,000	11,708,967
Ser. D, AGC, zero %, 1/1/28	AA	11,620,000	8,604,145

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds, (Sears Methodist Retirement Syst. Oblig. Group)
Ser. C, 6.25%, 5/9/53 (In default)(NON)	D/P	46,000	64
Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	700,000	980
Ser. A, 6.05%, 11/15/46 (In default)(NON)	D/P	525,000	368
Ser. D, 6.05%, 11/15/46 (In default)(NON)	D/P	91,000	64
Ser. A, 5.15%, 11/15/27 (In default)(NON)	D/P	1,490,000	1,043

SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A3	250,000	290,448

San Antonio, Arpt. Syst. Rev. Bonds, AGM, 5.25%, 7/1/32	AA	1,415,000	1,418,693

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.)
5.00%, 11/15/46	A/F	1,600,000	1,747,424
5.00%, 11/15/37	A/F	750,000	825,308

TX Private Activity Surface Trans. Corp. Rev. Bonds, (NTE Mobility), 6.875%, 12/31/39	Baa2	1,650,000	1,755,237

TX State G.O. Bonds
(Trans. Auth.), Ser. A, 5.00%, 10/1/44	Aaa	4,950,000	5,596,965
5.00%, 4/1/44	Aaa	5,000,000	5,605,100
(Trans. Comm.-Mobility Fund), Ser. A, 5.00%, 10/1/36	Aaa	5,360,000	6,116,778
(Trans. Comm.-Mobility Fund), 4.00%, 10/1/32	Aaa	1,000,000	1,058,870

TX State Indl. Dev. Corp. Rev. Bonds, (Arco Pipelines Co.), 7.375%, 10/1/20	A1	4,000,000	4,454,440

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/29	A3	2,475,000	2,687,256

TX State Muni. Pwr. Agcy. Rev. Bonds, (Syst. Net/Transmission Converting Security)
5.00%, 9/1/47	A+	1,750,000	1,846,723
5.00%, 9/1/37	A+	250,000	264,470

			115,610,573
Utah (0.5%)

Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. A, 1.55%, 5/15/37	VMIG1	2,300,000	2,300,000

Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S. Govt. Coll., 6.75%, 5/15/20 (Escrowed to maturity)	AAA/P	700,000	710,787

UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.)
5.00%, 10/15/38	AA	720,000	811,015
5.00%, 10/15/33	AA	420,000	478,111
5.00%, 10/15/31	AA	530,000	606,532

			4,906,445
Virginia (4.2%)

Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/36	BBB/F	650,000	722,852

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (VA United Methodist Homes, Inc.)
5.00%, 6/1/25	BB+/P	410,000	435,830
5.00%, 6/1/23	BB+/P	445,000	478,112

Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929%, 8/23/27	AA	11,900,000	13,172,824

Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66 P3)
5.00%, 12/31/56	Baa3	5,500,000	6,007,485
5.00%, 12/31/52	Baa3	1,000,000	1,093,860

VA Cmnwlth. Trans. Board Rev. Bonds, 4.00%, 5/15/32	Aa1	5,885,000	6,306,248

VA State Cmnwlth. U. Hlth. Syst. Auth. Rev. Bonds, Ser. B
4.00%, 7/1/40	Aa3	700,000	724,073
4.00%, 7/1/37	Aa3	1,500,000	1,564,515
4.00%, 7/1/36	Aa3	1,500,000	1,565,685

VA State Small Bus. Fin. Auth. Rev. Bonds, (Express Lanes, LLC), 5.00%, 7/1/34	BBB	1,200,000	1,275,780

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Mountain States Hlth. Alliance), Ser. C, 7.75%, 7/1/38 (Prerefunded 1/1/19)	A-	6,100,000	6,288,307

			39,635,571
Washington (2.4%)

Grant Cnty., Pub. Util. Dist. No. 2 Mandatory Put Bonds (12/2/20), (Elec. Syst.), 2.00%, 1/1/44	AA	2,500,000	2,499,400

Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	1,000,000	1,098,130

Seattle, Muni. Light & Pwr. Rev. Bonds, Ser. C, 4.00%, 9/1/47	Aa2	4,000,000	4,168,200

Seattle, Solid Waste Disp. Rev. Bonds, 4.00%, 6/1/32	AA	2,000,000	2,131,160

WA State COP, Ser. A, 5.00%, 7/1/34	Aa2	4,480,000	5,174,086

WA State G.O. Bonds, Ser. A-1, 5.00%, 8/1/37	Aa1	1,580,000	1,794,137

WA State Hlth. Care Fac. Auth. FRN Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.508%, 1/1/42	A+	2,500,000	2,532,225

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7.00%, 7/1/39 (Prerefunded 7/1/19)	Baa1	1,250,000	1,315,563
(Central WA Hlth. Svcs. Assn.), 4.00%, 7/1/36	Baa1	1,620,000	1,623,920

WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Bayview Manor Homes), Ser. A, 5.00%, 7/1/36	BB+/P	375,000	390,026

			22,726,847
West Virginia (0.1%)

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB, (Appalachian Pwr. Co.), Ser. A, 5.375%, 12/1/38	A-	1,000,000	1,070,240

			1,070,240
Wisconsin (0.6%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB	1,000,000	1,079,410

WI State Rev. Bonds, Ser. A, U.S. Govt. Coll., 6.00%, 5/1/27 (Prerefunded 5/1/19)	AAA/P	330,000	342,246

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6.625%, 2/15/39 (Prerefunded 2/15/19)	AAA/P	3,000,000	3,093,570
(Three Pillars Sr. Living), 5.00%, 8/15/28	A/F	1,040,000	1,141,057

			5,656,283
Wyoming (0.3%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds, (Basin Elec. Pwr. Co-op), Ser. A, 5.75%, 7/15/39	A	3,000,000	3,117,300

			3,117,300

Total municipal bonds and notes (cost $905,750,269)			$936,808,659

PREFERRED STOCKS (0.2%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, $5.75 cum. pfd.		2,000,000	$2,096,360

Total preferred stocks (cost $2,000,000)			$2,096,360

TOTAL INVESTMENTS

Total investments (cost $907,750,269)			$938,905,019

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2017 through June 30, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $952,999,910.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
(WIS)	When-issued security (Note 1).
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	15.0%
	Utilities	14.3
	Transportation	14.0
	State debt	11.2

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$936,797,621	$11,038
Preferred stocks	—	2,096,360	—

Totals by level	$—	$938,893,981	$11,038

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: August 28, 2018